Revenues	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
REVENUES

NOTE 8 - REVENUES

a.	Disaggregation of Revenues:

The following table present the Group’s revenues disaggregated by revenue type:

	Six months ended June 30,
	2023	2022
	USD in thousands

Revenues from commissions (from Eventer)	1,498	1,472
Products (from Jeffs’ Brands)	3,871	2,343
Revenues from internet services (from Gix Internet)	48,016	(*) 31,144
	53,385	34,959

*	The revenues from Gix Internet are presented for the period from March 1, 2022, to June 30, 2022.

b.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer -revenues from these customers constitute at least 10% of total revenues in a certain year):

	YTD ended on June 30,
	2023	2022
	USD in thousands
Customer A	7,753	6,458

Customer B	8,109	5,124